Fair Value Measurement (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities, Beginning balance	$ 858	$ 3,316
Reclassification of warrants from liabilities to equity per ASU 2017-11		(2,611)
Revised warrant liability at December 31, 2016		705
Warrant liabilities, Ending balance	661	858
Quote Prices In Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities, Beginning balance
Reclassification of warrants from liabilities to equity per ASU 2017-11
Revised warrant liability at December 31, 2016
Warrant liabilities, Ending balance
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities, Beginning balance
Reclassification of warrants from liabilities to equity per ASU 2017-11
Revised warrant liability at December 31, 2016
Warrant liabilities, Ending balance
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liabilities, Beginning balance	858	3,316
Reclassification of warrants from liabilities to equity per ASU 2017-11		(2,611)
Revised warrant liability at December 31, 2016	858	705
Warrant liabilities, Ending balance	$ 661	$ 858